Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenue
Commercialization revenue	$ 1,289	$ 1,872
Milestone revenue		15,000
Interest revenue	16	176
Total Revenue	1,305	17,048
Clinical trial and research & development	(8,627)	(6,057)
Manufacturing production & development	(11,494)	(1,295)
Employee benefits
Salaries and employee benefits	(7,181)	(4,731)
Defined contribution superannuation expenses	(84)	(75)
Equity settled share-based payment transactions	(4,881)	(804)
Total Employee benefits	(12,146)	(5,610)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(211)	(104)
Right of use asset depreciation	(409)	(351)
Intellectual property amortization	(385)	(394)
Total Depreciation and amortization of non-current assets	(1,005)	(849)
Other Management & administration expenses
Overheads & administration	(1,961)	(1,774)
Consultancy	(1,806)	(1,145)
Legal, patent and other professional fees	(1,274)	(3,226)
Intellectual property expenses (excluding the amount amortized above)	(569)	(594)
Total Other Management & administration expenses	(5,610)	(6,739)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	15,107	(288)
Total Fair value remeasurement of contingent consideration	15,107	(288)
Other operating income and expenses
Remeasurement of borrowing arrangements	1,919	(401)
Government grant revenue	17
Foreign exchange gains/(losses)	82	232
Total Other operating income and expenses	2,018	(169)
Finance (costs)/gains
Remeasurement of borrowing arrangements	896	(120)
Interest expense	(3,926)	(3,577)
Total Finance costs	(4,822)	(3,457)
Loss before income tax	$ (25,274)	$ (7,416)